UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21630
                                                     ---------

                            NT Alpha Strategies Fund
                            ------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
                                -----------------
               (Address of principal executive offices) (Zip code)

                              Joseph W. McInerney
                    President and Principal Executive Officer
                            NT Alpha Strategies Fund
                         300 Atlantic Street, Suite 400
                               Stamford, CT 06901
                               ------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 630-6000
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2007
                                            ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                        NT ALPHA STRATEGIES FUND

TABLE OF CONTENTS

                         2    STATEMENT OF ASSETS AND LIABILITIES

                         3    SCHEDULE OF INVESTMENTS

                         5    STATEMENT OF OPERATIONS

                         6    STATEMENTS OF CHANGES IN NET ASSETS

                         7    STATEMENT OF CASH FLOWS

                         8    FINANCIAL HIGHLIGHTS

                         9    NOTES TO THE FINANCIAL STATEMENTS

                        12    FOR MORE INFORMATION



        NOT FDIC INSURED
--------------------------------
May lose value/No bank guarantee



                                    SEMIANNUAL REPORT 1 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES             SEPTEMBER 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------

                                                                 NT ALPHA
Rounded to thousands,                                            STRATEGIES
except per unit data                                               FUND
------------------------------------------------------------------------------
ASSETS:
Investments in Sub-Funds, at fair value (Cost $84,481,000)       $104,709,000
Cash and cash equivalents                                           8,626,000
Deposit on pending investments in Sub-Funds                         3,000,000
Interest income receivable                                              7,000
Receivable for Sub-Fund investment sold                             1,691,000
Prepaid and other assets                                              141,000
Total Assets                                                      118,174,000
------------------------------------------------------------------------------
LIABILITIES:
Capital subscriptions received in advance                              60,000
Payable to unitholders                                              1,700,000
Payable to affiliates:
  Investment management fees                                          281,000
  Administration fees                                                   9,000
  Custody and accounting fees                                           5,000
  Transfer agent fees                                                   1,000
Other accrued liabilities                                             273,000
Total Liabilities                                                   2,329,000
------------------------------------------------------------------------------
Net Assets                                                       $115,845,000
------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Net capital                                                       $93,713,000
Accumulated net investment loss                                    (4,325,000)
Accumulated undistributed net realized gain                         6,229,000
Net unrealized appreciation on investments                         20,228,000
Net Assets                                                       $115,845,000
------------------------------------------------------------------------------
UNITS OUTSTANDING (UNLIMITED AUTHORIZATION)                         9,214,000
NET ASSET VALUE, PER UNIT                                              $12.57


See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND 2 SEMIANNUAL REPORT

                                                      NT ALPHA STRATEGIES FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------
NT ALPHA STRATEGIES FUND

                                                            VALUE
                                                         (ROUNDED TO
                                                         THOUSANDS)
 SUB-FUNDS - 90.4%
 COMMODITY TRADING ADVISOR - 3.1%
 (COST $2,950,000)
     Rotella Polaris Fund, LLC                            $3,622,000
--------------------------------------------------------------------
 CONVERTIBLE BOND ARBITRAGE - 1.8%
 (COST $2,000,000)
     Investcorp Interlachen
       Multi-Strategy Fund, LLC                            2,109,000
--------------------------------------------------------------------
 DISTRESSED - 4.7%
 (COST $3,400,000)
     York Distressed Opportunities Fund, L.P.              5,488,000
--------------------------------------------------------------------
 EMERGING MARKETS - 3.5%
 (COST $2,700,000)
     Everest Capital Frontier, L.P.                        4,059,000
--------------------------------------------------------------------
 EQUITY MARKET NEUTRAL - 7.9%
 (COST $6,911,000)
     O'Connor Global Fundamental Long/Short, LLC           4,948,000
     Temujin Fund, L.P.                                    4,199,000
--------------------------------------------------------------------
                                                           9,147,000
--------------------------------------------------------------------
 EVENT DRIVEN- 5.4%
 (COST $2,824,000)
     Paulson Advantage Plus, L.P. (1)                      6,279,000
--------------------------------------------------------------------
 FIXED INCOME ARBITRAGE - 6.5%
 (COST $7,307,000)
     Burnaby Catastrophe Fund, L.P. *                       267,000
     Nephila Catastrophe Fund, L.P. *                      2,296,000
     Parkcentral Global, L.P.                              4,168,000
     Triton Fund, L.P. *                                    812,000
--------------------------------------------------------------------
                                                           7,543,000
--------------------------------------------------------------------
 GLOBAL MACRO - 6.4%
 (COST $5,857,000)
     Galtere International Master Fund, L.P.               3,646,000
     Third Wave Global Macro Fund, L.P.                    3,811,000
--------------------------------------------------------------------
                                                           7,457,000
--------------------------------------------------------------------
 NON-U.S. EQUITY HEDGE - 11.4%
 (COST $11,968,000)
     Brevan Howard Equity Strategies Fund, L.P.            2,043,000
     Hilldale Canadian Long/Short Equity Fund, LLC,
       Class B                                             1,643,000
     InvestCorp WMG Asia Fund, LLC                         3,088,000
     Myojo Japan Long/Short Fund, L.P.                     1,604,000
     Pegasus Leveraged Fund Limited                        2,817,000
See Notes to the Financial Statements.

                                                            VALUE
                                                         (ROUNDED TO
                                                         THOUSANDS)
SUB-FUNDS - 90.4% -- CONTINUED
NON-U.S. EQUITY HEDGE - 11.4% - (CONTINUED)
   Zebedee European Fund Limited                          $2,043,000
--------------------------------------------------------------------
                                                          13,238,000
--------------------------------------------------------------------
RELATIVE VALUE ARBITRAGE - 4.2%
(COST $4,136,000)
   TCM Spectrum Fund (QP), L.P. *                           413,000
   Tennenbaum Multi-Strategy Fund I, LLC                   4,424,000
--------------------------------------------------------------------
                                                           4,837,000
--------------------------------------------------------------------
SECTOR HEDGE - 10.0%
(COST $9,050,000)
   Expo Health Sciences Fund, L.P.                         2,295,000
   FrontPoint Energy Horizons Fund, L.P.                   4,194,000
   Loomis Sayles Consumer Discretionary Hedge
     Fund, L.P.                                            5,050,000
--------------------------------------------------------------------
                                                          11,539,000
--------------------------------------------------------------------
SHORT BIAS - 4.6%
(COST $5,000,000)
   Dialectic Antithesis Partners, L.P.                     1,382,000
   Perennial Investors (QP), L.P.                          3,907,000
--------------------------------------------------------------------
                                                           5,289,000
--------------------------------------------------------------------
SPECIAL SITUATIONS - 4.8%
(COST $4,757,000)
   Courage Special Situations Fund, L.P.,
     Class B&C                                             4,444,000
   DDJ October Fund Onshore Feeder, L.P.                   1,057,000
--------------------------------------------------------------------
                                                           5,501,000
--------------------------------------------------------------------
STATISTICAL ARBITRAGE - 3.0%
(COST $2,948,000)
   AQR Global Stock Selection Institutional
     Fund, L.P.                                            3,431,000
--------------------------------------------------------------------
U.S. EQUITY HEDGE - 13.1%
(COST $12,673,000)
   Alydar QP Fund, L.P.                                    4,694,000
   CCM Small Cap Value Qualified Fund, L.P.                1,310,000
   Ironworks Partners, L.P.                                3,210,000
   Kinetics Institutional Partners, L.P.                   2,445,000
   Redstone Investors, L.P.                                3,511,000
--------------------------------------------------------------------
                                                          15,170,000
--------------------------------------------------------------------
TOTAL SUB-FUNDS
--------------------------------------------------------------------
(COST $84,481,000)                                       104,709,000



See Notes to the Financial Statements.

                                    SEMIANNUAL REPORT 3 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------
NT ALPHA STRATEGIES FUND (continued)

                                         PRINCIPAL
                                         AMOUNT            VALUE
CASH EQUIVALENT - 6.4%
   ABN-AMRO Bank, Amsterdam,
     Eurodollar Time Deposit,
     5.50%, 10/1/07                      $7,375,000       $7,375,000
--------------------------------------------------------------------
TOTAL CASH EQUIVALENT
--------------------------------------------------------------------
(COST $7,375,000)                                          7,375,000


--------------------------------------------------------------------
TOTAL INVESTMENTS - 96.8%
--------------------------------------------------------------------
(COST $91,856,000)                                       112,084,000
   Other Assets less Liabilities - 3.2%                    3,761,000
--------------------------------------------------------------------
NET ASSETS - 100.0%                                     $115,845,000

(1) The value of this investment is approximately 5.4% of Net Assets due to appreciation of the Sub-Fund.

* During the current period, a portion of the underlying investments value in the Burnaby Catastrophe Fund, L.P., Nephila Catastrophe Fund, L.P.,TCM Spectrum Fund (QP), L.P. and Triton Fund, L.P. were held in a side pocket arrangement. The Fund will not be able to redeem such value until the amount is released from the respective side pocket arrangement, which is approximately 0.5% of the Fund's net assets.

Sub-Fund investments are non-income producing.

At September 30, 2007, the NT Alpha Strategies Fund's investments as a percentage of total net assets were diversified as follows:

SECTOR WEIGHTINGS                                     PERCENTAGE
Commodity Trading Advisor                                   3.1%
Convertible Bond Arbitrage                                  1.8
Distressed                                                  4.7
Emerging Markets                                            3.5
Equity Market Neutral                                       7.9
Event Driven                                                5.4
Fixed Income Arbitrage                                      6.5
Global Macro                                                6.4
Non-U.S. Equity Hedge                                      11.4
Relative Value Arbitrage                                    4.2
Sector Hedge                                               10.0
Short Bias                                                  4.6
Special Situations                                          4.8
Statistical Arbitrage                                       3.0
U.S. Equity Hedge                                          13.1
Cash, Cash Equivalents and Other Assets less
 Liabilities                                                9.6
--------------------------------------------------------------------
TOTAL                                                     100.0%

At September 30, 2007, the NT Alpha Strategies Fund's Sub-Funds investments were domiciled as follows:

COUNTRIES                   COST                VALUE
--------------------------------------------------------------------
Bermuda                  $2,104,000         $2,818,000
British Virgin Islands    2,807,000          3,646,000
Cayman Islands            1,761,000          2,043,000
United States            77,809,000         96,202,000
--------------------------------------------------------------------
TOTAL                                     $104,709,000

See Notes to the Financial Statements.


NT ALPHA STRATEGIES FUND 4 SEMIANNUAL REPORT

                                                      NT ALPHA STRATEGIES FUND
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS         SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------

                                                         NT ALPHA
                                                         STRATEGIES
                                                           FUND
Rounded to thousands
--------------------------------------------------------------------
INVESTMENT INCOME:
Interest income on cash equivalents                       $167,000
TOTAL INVESTMENT INCOME                                    167,000
--------------------------------------------------------------------
EXPENSES:
Investment management fees                                 554,000
Administration fees and expenses                           104,000
Custody and accounting fees                                 27,000
Transfer agent fees                                          6,000
Insurance                                                   78,000
Printing                                                    12,000
Professional fees                                          139,000
Trustee fees and expenses                                   35,000
Other                                                       19,000
--------------------------------------------------------------------
Total Expenses                                             974,000
  Less expenses reimbursed by:
     Investment manager                                      (6,000)
  Net Expenses                                             968,000
--------------------------------------------------------------------
NET INVESTMENT LOSS                                        (801,000)
--------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                          2,229,000
Net change in unrealized appreciation
  on investments                                          7,079,000
  Net Gains on Investments                                9,308,000
--------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $8,507,000

See Notes to the Financial Statements.

                                    SEMIANNUAL REPORT 5 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                               NT ALPHA
                                                              STRATEGIES
                                                                 FUND
                                                      SIX MONTHS
                                                        ENDED        FISCAL YEAR
                                                    SEPTEMBER 30,      ENDED
                                                        2007          MARCH 31,
Rounded to thousands                                 (UNAUDITED)        2007
--------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                    $(801,000)   $(1,513,000)
Net realized gain on investments                       2,229,000      1,646,000
Net change in unrealized appreciation
  on investments                                       7,079,000      6,077,000
  Net Increase in Net Assets Resulting from
  Operations                                           8,507,000      6,210,000
--------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Capital Subscriptions (880,000 and 1,492,000 Units)   10,650,000     16,612,000
Capital Redemptions (771,000 and 841,000 Units)       (9,381,000)    (9,537,000)
  Net Increase in Net Assets Resulting from Capital
  Transactions                                         1,269,000      7,075,000
--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                           9,776,000     13,285,000
NET ASSETS:
Beginning of period                                  106,069,000     92,784,000
End of period                                       $115,845,000   $106,069,000
--------------------------------------------------------------------------------
ACCUMULATED NET INVESTMENT LOSS                     $(4,325,000)    $(3,524,000)
--------------------------------------------------------------------------------

See Notes to the Financial Statements.


NT ALPHA STRATEGIES FUND 6 SEMIANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS      FOR SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    NT ALPHA
                                                                   STRATEGIES
Rounded to thousands                                                  FUND
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations                          $8,507,000
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
  Purchase of Sub-Funds                                             (9,216,000)
  Proceeds from disposition of Sub-Funds                            11,894,000
  Net realized gain on investments                                  (2,229,000)
  Net change in unrealized appreciation on investments              (7,079,000)
  Changes in operating assets and liabilities:
     Decrease in investments in Sub-Funds paid in advance            3,000,000
     Increase in interest income receivable                             (6,000)
     Decrease in receivable for Sub-Fund investment sold               104,000
     Increase in prepaid and other assets                              (65,000)
     Increase in investment management fees payable                     13,000
     Decrease in administration fees payable                           (26,000)
     Increase in other accrued liabilities                              54,000
   Net cash flow used in operating activities                        4,951,000
--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES

Capital subscriptions                                               10,101,000
Capital redemptions                                                (10,007,000)
   Net cash flow provided by financing activities                       94,000
--------------------------------------------------------------------------------
NET INCREASE IN CASH AND CASH EQUIVALENTS                            5,045,000
Cash and Cash Equivalents - Beginning of Period                      3,581,000
Cash and Cash Equivalents - End of Period                            8,626,000

See Notes to the Financial Statements.

                                    SEMIANNUAL REPORT 7 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NT ALPHA STRATEGIES
                                                                                             FUND
                                                       SIX MONTHS ENDED
                                                        SEPTEMBER 30,             YEAR ENDED           YEAR ENDED       PERIOD ENDED
                                                             2007                  MARCH 31,            MARCH 31,         MARCH 31,
Selected per unit data                                   (UNAUDITED)                 2007                 2006             2005 (4)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $11.65                   $10.98               $10.28             $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                         (0.08)                   (0.15)               (0.12)             (0.12)
Net realized and unrealized gains                            1.00                     0.82                 0.82               0.40
  Total from Investment Operations                           0.92                     0.67                 0.70               0.28
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $12.57                   $11.65               $10.98             $10.28
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                            7.92%                    6.14%                6.77%              2.78%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands,
   end of period                                     $115,845,000             $106,069,000          $92,784,000        $68,419,000
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements               1.75%                    1.79%                1.80%              2.40%
  Expenses, before waivers and reimbursements               1.76%                    1.88%                2.42%              3.71%
  Net investment loss, net of waivers and reimbursements   (1.45)%                  (1.49)%              (1.45)%            (2.29)%
  Net investment loss, before waivers and reimbursements   (1.46)%                  (1.58)%              (2.07)%            (3.60)%
Portfolio Turnover Rate (3)                                 8.76%                   29.11%                41.45%             5.65%

(1) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Portfolio turnover rate includes initial and additional investments in Sub-Funds as well as partial and full withdrawals from Sub-Funds.

(4)  Commenced investment operations on September 1, 2004.


Sub-Fund Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in expense ratios.


See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND 8 SEMIANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


1 ORGANIZATION

NT Alpha Strategies Fund (the "Fund") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified, management investment company. The Fund's investment objective is to seek attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund will operate as a "Fund-of-Funds," investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the "Sub-Funds") managed by investment advisers selected by the Fund's investment manager. The Fund will seek to provide investors with exposure to alternative investment strategies by investing in diversified markets and instruments.

U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather should invest in one of the two following "feeder funds," both of which invest substantially all of their assets in the Fund: (1) Northern Trust Alpha Strategies Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Northern Trust Alpha Strategies Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

Northern Trust Global Advisors, Inc. ("NTGA"), a subsidiary of Northern Trust Corporation ("NTC"), serves as the investment manager. The Northern Trust Company ("Northern Trust"), is the custodian, fund accountant and transfer agent to the Fund. Northern Trust Investments, N.A. ("NTI"), a wholly owned subsidiary of Northern Trust, serves as the administrator. Northern Trust Securities, Inc. ("NTSI"), a subsidiary of NTC, serves as placement agent to the Fund.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP". The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Investments in Sub-Funds are valued at fair value, as determined by the Board of Trustees ("Board") or its delegates. In determining the fair value of each Sub-Fund, the Board or its delegates will take into account the estimated net asset value of such Sub-Fund provided to the Fund by the Sub-Fund itself, as well as any other considerations that may, in the Board's or its delegates' judgment, increase or decrease such estimated value. Accordingly, because of the inherent uncertainty of these valuations, these estimated values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material. Cash equivalents are valued at cost, which approximates fair value.

B) CASH EQUIVALENTS - The Fund treats all financial instruments with original maturities of 3 months or less as cash equivalents. Cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES - Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions.

D) FEES AND EXPENSES - The Fund will be responsible for paying administrative and operating expenses. In addition, the Fund will be responsible for paying the operating expenses of the Feeder Funds.

The Fund also is responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the "Advisory Fees"). The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund's NAV per year and incentive fees typically range between 10% and 25% of the Sub-Fund's net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES - The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of


                                    SEMIANNUAL REPORT 9 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, management has evaluated the application of FIN 48 to the Fund and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

3 RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, NTGA is entitled to receive a 1.00% per annum fee of the Fund's net asset value, payable quarterly in arrears, calculated as of the last business day of each quarter. NTGA reimbursed the Fund for the six months ended September 30, 2007 as shown on the accompanying Statement of Operations for all operating expenses that exceed 0.50% per annum of the Fund's net asset value. The reimbursement described above is voluntary.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund's net asset value, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with NTI for certain administrative services. Pursuant to their administration agreement with the Fund, the administrator is entitled to receive a 0.10% per annum fee of the Fund's net asset value payable monthly in arrears calculated as of the last business day of each month. NTI has retained sub-administrators that are paid directly by NTIfor their services.

NTI has agreed to reimburse the Fund for all administration, sub-administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund's net asset value. The reimbursement described above is voluntary. There was no reimbursement for the six months ended September 30, 2007 as expenses described above did not exceed the threshold.

NTSI serves as the placement agent (the "Placement Agent") for the Fund. The Placement Agent solicits subscriptions for Common Units on a "best efforts" basis. The Fund does not pay a placement fee to the Placement Agent and common unitholders do not pay any sales charges or servicing fees.

As of September 30, 2007, NTC's and NTI's investments in the Fund were approximately $12.9 million and $12,000, respectively. The Northern Trust Pension Plan's investment in the Northern Trust Alpha Strategies Fund, Q.P. was $28.9 million.

4 CAPITAL TRANSACTIONS

The Fund offers common interests ("Common Units") in a private placement to qualified investors that are "Accredited Investors" within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common Units are offered monthly. The minimum subscription per investor is $250,000. Subscriptions are payable in full at the time an investor returns the subscription agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers of its Common Units at the net asset value as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $100,000. Should a Common Unitholder choose to accept any such tender offer, such acceptance must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within twenty business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of September 30, 2007.

5 INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $9,216,000 and proceeds from sales of Sub-Funds of $11,894,000 (excluding short-term investments) for the six months ended September 30, 2007.

At September 30, 2007, the estimated cost of investments for federal income tax purposes was $84,481,000. At September 30, 2007, accumulated net unrealized appreciation on investments was $20,228,000, consisting of $21,018,000 gross unrealized appreciation and $790,000 gross unrealized depreciation.

6 NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month. Profits and losses of the Fund are allocated among the common unitholders based on the balance in each common unitholders account at the beginning of each calendar month.

7 RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK - The Sub-Funds may borrow and may utilize various lines of credit,


NT ALPHA STRATEGIES FUND 10 SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


reverse repurchase agreements, "dollar" rolls, issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund's net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Fund and could result in substantial losses. Creditors' claims may be senior to the rights of unitholders in the Fund.

8 BOARD OF TRUSTEES

Each member of the Board of Trustees who is not an "interested person" of the Fund, as defined in the 1940 Act, receives an annual retainer of $15,000 plus a fee of $2,500 for each board meeting attended in person or $1,000 for each board meeting attended telephonically. Also, the chair of the Fund's Audit Committee will be paid an additional annual fee of $10,000. At September 30, 2007, there are a total of three Trustees and each Trustee is not an "interested person" of the Fund. The Fund reimburses those Trustees who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.

9 NEW ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures for next year.


10 UNITHOLDER MEETING RESULTS

A Special Meeting of Unitholders in Lieu of Annual Meeting was held on August 15, 2007 to elect (a) Mr. Ralph F. Vitale as a Class I Trustee of the Fund to hold office until the Fund's fourth annual meeting of unitholders or special meeting in lieu thereof, or until his successor shall have been elected and qualified and (b) Mr. John J. Masterson as a Class II Trustee of the Fund to hold office until the Fund's second annual meeting of unitholders or special meeting in lieu thereof, or until his successor shall have been elected and qualified. The resulting votes are presented below:

                      AFFIRMATIVE       AGAINST     ABSTAIN
--------------------------------------------------------------------------------
 John J. Masterson    8,379,963            --        514,207
--------------------------------------------------------------------------------
 Ralph F. Vitale      8,379,963            --        514,207
--------------------------------------------------------------------------------

Mr. Theodore A. Olson continues to serve as a Trustee of the Fund.


                                   SEMIANNUAL REPORT 11 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.
The Fund's Form N-Q is available on the SEC's Web site at sec.gov. You may also obtain a copy at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund's Proxy Voting Policies and Procedures and the Fund's portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC's Web site at sec.gov.


NT ALPHA STRATEGIES FUND 12 SEMIANNUAL REPORT

ITEM 2. CODE OF ETHICS.

Not applicable for reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for reporting period.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for reporting period.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's nominating committee will consider nominees to the registrant's Board of Trustees when a vacancy becomes available. There have been no material changes to these procedures.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")(17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(c)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12.  EXHIBITS.

(a)(1) Not applicable for reporting period.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NT Alpha Strategies Fund
             ------------------------

By (Signature and Title)   /s/ Joseph W. McInerney
                           -----------------------
                           Joseph W. McInerney, President
                           (Principal Executive Officer)

Date:  December 5, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Joseph W. McInerney
                           -----------------------
                           Joseph W. McInerney, President
                           (Principal Executive Officer)

Date:  December 5, 2007


By (Signature and Title)   /s/ Randal Rein
                           ---------------
                           Randal Rein, Assistant Treasurer
                          (Principal Financial and Accounting Officer)

Date:  December 5, 2007